Parent entity information - Statement of profit or loss and other comprehensive income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of parent entity information [line items]
Loss after income tax	$ (6,039)	$ (10,670)	$ (12,155)
Total comprehensive income	(6,290)	(10,636)	$ (11,981)
Parent [member]
Disclosure of parent entity information [line items]
Loss after income tax	(5,378)	(9,733)
Total comprehensive income	$ (5,378)	$ (9,733)